Pensions and Other Postretirement Benefits (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2012 Position	Apr. 30, 2011
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Reduction in positions due to restructuring	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Decreased benefit obligation of the pension plans	$ 2,700,000
Increased benefit obligation of the other postretirement plans	1,900,000
Accrued compensation relates to lump-sum payments	27,728,000
Expected amount to be recognized during 2013 of amortization of net actuarial losses in net periodic benefit cost	13,298,000
Expected amount to be recognized during 2013 in prior service cost as net periodic benefit cost	588,000
Fixed income invested	80.00%
Money market holdings maturity period	Three months or less
Corporation bond range	10 to 13 years
Liquidity notice period	65 days
Approximate percentage of assets to be invested in equity securities according to company's current investment policy	45.00%
Approximate percentage of assets to be invested in fixed income securities according to company's current investment policy	41.00%
Approximate percentage of assets to be invested in cash and other investments according to company's current investment policy	14.00%
Company's common shares included in equity securities	317,552	317,552
Market value of company's common shares included in equity securities	25,287,000
Dividends paid on company's common shares included in equity securities	597,000
Expected benefit payments for the defined benefit pension and other postretirement in 2013	47,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2014	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2015	33,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2016	40,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2017	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2018 through 2022	185,000,000
Annual change in the assumed health care cost	One-percentage point annual change in the assumed health care cost
Defined Benefit Pension Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Expected amount to be contributed by the company to the defined benefit pension plans in 2013	32,000,000
Lump-sum cash settlement	20,000,000
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Accrued compensation relates to lump-sum payments	$ 27,728,000	0
U.S. plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	8.00%
Canadian plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	6.50%
U.S. plans in 2019 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	5.00%
U.S. plans in 2017 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	4.50%